Note 12 - Stock Options and Stock-based Employee Compensation - Stock Options and Restricted Stock Units (RSUs) Outstanding and Available for Future Issuance (Details) - shares	Dec. 31, 2023	Dec. 31, 2022
Stock Options and RSUs Outstanding (in shares)	24,000	4,000
The 2020 Equity Incentive Plan [Member]
Stock Options and RSUs Outstanding (in shares)	22,000	2,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant (in shares)	19,000	1,000
The 2011 Long-term Incentive Plan [Member]
Stock Options and RSUs Outstanding (in shares)	2,000	2,000
Non-Plan [Member]
Stock Options and RSUs Outstanding (in shares)	0	0